United States

Securities and Exchange Commission

Washington, D.C. 20549

Form N-CSR

Certified Shareholder Report of Registered Management Investment Companies

811-3387

(Investment Company Act File Number)

Federated U.S. Government Securities Fund: 2-5 Years

_______________________________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds

4000 Ericsson Drive

Warrendale, Pennsylvania 15086-7561

(Address of Principal Executive Offices)

(412) 288-1900

(Registrant's Telephone Number)

John W. McGonigle, Esquire

Federated Investors Tower

1001 Liberty Avenue

Pittsburgh, Pennsylvania 15222-3779

(Name and Address of Agent for Service)

(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 01/31/2012

Date of Reporting Period: 01/31/2012

Item 1. Reports to Stockholders

Annual Shareholder Report
January 31, 2012

Share Class	Ticker
R	FIGKX
Institutional	FIGTX
Service*	FIGIX

*formerly, Institutional Service Shares

Federated U.S. Government Securities Fund: 2-5 Years

Not FDIC Insured May Lose Value No Bank Guarantee

Management's Discussion of Fund Performance (unaudited)

The Fund's total return, based on net asset value, for the 12-month reporting period ended January 31, 2012, was 4.40% for the Class R Shares, 5.12% for the Institutional Shares and 4.88% for the Service Shares. The Bank of America Merrill Lynch 3-5 Year Treasury Index (BAML3-5T),1 the Fund's broad-based securities market index, returned 6.25% during the same period. The Fund's total return for the most recently completed fiscal year reflected actual cash flows, transaction costs and other expenses which were not reflected in the total return of the BAML3-5T.

The following discussion will focus on the performance of the Fund's Institutional Shares. The 5.12% total return of the Institutional Shares consisted of 1.63% in taxable dividends and 3.49% in appreciation in the net asset value of the shares.

During the reporting period, the Fund's investment strategy focused on: (a) maturity; (b) sector allocation; and (c) security selection.

MARKET OVERVIEW

The five-year Treasury yield decreased from 1.94% on January 31, 2011 to a generational low of 0.70% on January 31, 2012. The primary reasons for the drop in rates were: (1) fears that the European sovereign debt crisis would derail the U.S. economic recovery; (2) continued deleveraging by businesses and consumers; (3) government buying of securities (“quantitative easing”); (4) the Federal Reserve's (the “Fed”) target of 0.00% to 0.25% for the overnight federal funds target rate; and (5) investor aversion towards riskier asset classes such as stocks and high yield bonds (which resulted in increased flows into the perceived safe haven of Treasury bonds). In addition, the Fed extended its time frame for keeping the federal funds target rate near 0.00% from mid-2013 to the end of 2014, further anchoring short to intermediate rates at historically low levels.

MATURITY

The main reason for the Fund's underperformance during the reporting period relative to the BAML3-5T was due to the Fund having less interest rate risk (duration)2 than the BAML3-5T, anticipating that interest rates would rise when, in fact, they declined.3 Partially offsetting the negative effect from the duration underweight was an overweight to short and long maturity securities, which outperformed intermediate maturity securities. In some cases, the Fund's duration and yield curve positioning was accomplished using Treasury note futures contracts.

Annual Shareholder Report

SECTOR ALLOCATION

The Fund's allocation to government agency securities and FDIC-guaranteed bonds of financial issuers detracted modestly from returns relative to the BAML3-5T as these securities did not keep pace with the increase in Treasury prices during the reporting period. Government agency and FDIC-guaranteed bonds are not included in the BAML3-5T.

SECURITY SELECTION

Security selection, in particular Treasury Inflation-Protected Securities (TIPS), boosted performance during the reporting period. TIPS were supported by higher home rental rates (which make up a significant portion of the Consumer Price Index), rising energy prices and comments from some members of the Federal Open Market Committee that inflation should be allowed to move above the Fed's 2% ceiling to give the Fed sufficient latitude to focus on its other mandate of full employment.

1	The BAML3-5T is an unmanaged index tracking U.S. Treasury securities with maturities of 3 to 4.99 years. The index is produced by Bank of America Merrill Lynch, Pierce, Fenner & Smith, Inc. The index is unmanaged, and it is not possible to invest directly in an index.
2	Duration is a measure of a security's price sensitivity to changes in interest rates. Securities with longer durations are more sensitive to changes in interest rates than other securities of shorter durations.
3	Bond prices are sensitive to changes in interest rates and a rise in interest rates can cause a decline in their prices.
Annual Shareholder Report

FUND PERFORMANCE AND GROWTH OF A $10,000 INVESTMENT

The Average Annual Total Return table shows returns for each class averaged over the stated periods. The graphs below illustrate the hypothetical investment of $10,0001 in Federated U.S. Government Securities Fund: 2-5 Years (the “Fund”) from January 31, 2002 to January 31, 2012, compared to the Bank of America Merrill Lynch 3-5 Year Treasury Index (BAML3-5T),2 the Lipper Short U.S. Treasury Funds Average (LSUSTFA)3 and the Lipper Short-Intermediate U.S. Government Funds Average (LSIUSGFA).3

Average Annual Total Returns for the Period Ended 1/31/2012

Share Class	1 Year	5 Years	10 Years
Class R Shares	4.40%	5.15%	3.92%
Institutional Shares	5.12%	5.88%	4.65%
Service Shares	4.88%	5.64%	4.41%

Performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For current to the most recent month-end performance and after-tax returns, visit FederatedInvestors.com or call 1-800-341-7400. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured.

Annual Shareholder Report

Growth of a $10,000 Investment  – class R Shares

Growth of a $10,000 Investment  –  Institutional Shares

Annual Shareholder Report

Growth of a $10,000 Investment  –  Service shares

1	The Fund's performance assumes the reinvestment of all dividends and distributions. The BAML3-5T, LSUSTFA and the LSIUSGFA have been adjusted to reflect reinvestment of dividends on securities in the index and averages.
2	The BAML3-5T is not adjusted to reflect sales charges, expenses or other fees that the Securities and Exchange Commission (SEC) requires to be reflected in the Fund's performance. The index is unmanaged and, unlike the Fund, is not affected by cash flows. It is not possible to invest directly in an index.
3	The LSUSTFA and the LSIUSGFA represent the average of the total returns reported by all the mutual funds designated by Lipper, Inc. as falling in the respective categories, and are not adjusted to reflect any sales charges. However, these total returns are reported net of expenses or other fees that the SEC requires to be reflected in a Fund's performance.
Annual Shareholder Report

Portfolio of Investments Summary Tables (unaudited)

At January 31, 2012, the Fund's portfolio composition1 was as follows:

Portfolio Composition	Percentage of Total Net Assets
U.S. Treasury Securities	51.2%
U.S. Government Agency Securities	47.5%
Derivative Contracts[2,3]	(0.0)%
Repurchase Agreement — Collateral[4]	6.9%
Cash Equivalents[5]	1.1%
Other Assets and Liabilities — Net[6]	(6.7)%
TOTAL	100.0%

At January 31, 2012, the Fund's effective maturity7 schedule was as follows:

Securities with an Effective Maturity of:	Percentage of Total Net Assets
Less than 2 Years[8]	11.4%
2-5 Years	87.3%
Greater than 5 Years	0.0%
Derivative Contracts[2,3]	(0.0)%
Repurchase Agreement — Collateral[4]	6.9%
Cash Equivalents[5]	1.1%
Other Assets and Liabilities — Net[6]	(6.7)%
TOTAL	100.0%

1	See the Fund's Prospectus and Statement of Additional Information for a description of the principal types of securities and derivative contracts in which the Fund invests.
2	Based upon net unrealized appreciation (depreciation) or value of the derivative contracts as applicable. Derivative Contracts may consist of futures, forwards, options and swaps. The impact of a derivative contract on the Fund's performance may be larger than its unrealized appreciation (depreciation) or value may indicate. In many cases, the notional value or amount of a derivative contract may provide a better indication of the contract's significance to the portfolio. More complete information regarding the Fund's direct investments in derivative contracts, including unrealized appreciation (depreciation), value and notional values or amounts of such contracts, can be found in the table at the end of the Portfolio of Investments included in this Report.
3	Represents less than 0.1%.
Annual Shareholder Report

4	Repurchase Agreement purchased with cash collateral received in securities lending transactions, as well as cash held to cover payments on derivative contracts, when-issued and delayed delivery transactions.
5	Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreements (other than those representing Repurchase Agreement — Collateral).
6	Assets, other than investments in securities and derivative contracts, less liabilities. See Statement of Assets and Liabilities.
7	For callable investments, “effective maturity” is the unexpired period until the earliest date the investment is subject to prepayment or repurchase by the issuer (and market conditions indicate that the issuer will prepay or repurchase the investment). For all other investments “effective maturity” is the unexpired period until final maturity.
8	Does not include repurchase agreements purchased with collateral received in securities lending transactions or cash held to cover payments on derivative contracts and when-issued and delayed delivery transactions.

Annual Shareholder Report

Portfolio of Investments

January 31, 2012

Principal Amount			Value
		U.S. Treasury – 51.2%
		U.S. Treasury Notes – 51.2%
$79,946,100		U.S. Treasury Inflation-Protected Note, 0.125%, 4/15/2016	84,911,504
30,000,000		0.250%, 12/15/2014	29,968,392
7,000,000		1.250%, 3/15/2014	7,151,464
26,000,000		1.250%, 9/30/2015	26,799,297
31,000,000		1.875%, 6/30/2015	32,593,592
29,500,000		2.000%, 1/31/2016	31,275,761
33,800,000		2.125%, 12/31/2015	35,998,322
10,000,000		2.375%, 8/31/2014	10,539,882
39,900,000		2.625%, 12/31/2014	42,593,250
30,000,000	[1]	2.750%, 10/31/2013	31,325,508
24,200,000		3.250%, 7/31/2016	27,072,782
40,000,000		4.250%, 11/15/2014	44,406,248
		TOTAL U.S. TREASURY (IDENTIFIED COST $384,080,693)	404,636,002
		GOVERNMENT AGENCIES – 47.5%
15,000,000	[2]	Federal Farm Credit System, 3.875%, 10/7/2013	15,892,932
20,000,000		Federal Home Loan Bank System, 1.375%, 5/28/2014	20,486,828
30,125,000		Federal Home Loan Bank System, 4.875%, 12/13/2013	32,628,165
65,000,000		Federal Home Loan Mortgage Corp., 0.500%, 9/19/2014	64,976,301
10,000,000		Federal Home Loan Mortgage Corp., 0.625%, 12/23/2013	10,042,012
31,000,000	[2]	Federal Home Loan Mortgage Corp., 0.750%, 11/25/2014	31,281,158
20,000,000		Federal Home Loan Mortgage Corp., 1.000%, 7/30/2014	20,303,514
25,000,000		Federal Home Loan Mortgage Corp., 1.000%, 8/27/2014	25,385,110
60,000,000		Federal Home Loan Mortgage Corp., 2.000%, 8/25/2016	62,986,980
15,000,000		Federal National Mortgage Association, 0.750%, 12/19/2014	15,145,146
25,000,000		Federal National Mortgage Association, 0.875%, 8/28/2014	25,279,782
50,000,000	[2]	Federal National Mortgage Association, 1.375%, 11/15/2016	50,958,075
		TOTAL GOVERNMENT AGENCIES (IDENTIFIED COST $367,097,061)	375,366,003
		Repurchase Agreements – 8.0%
9,094,000		Interest in $3,025,000,000 joint repurchase agreement 0.22%, dated 1/31/2012 under which Bank of America, N.A. will repurchase securities provided as collateral for $3,025,018,486 on 2/1/2012. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 1/20/2040 and the market value of those underlying securities was $3,115,769,042.	9,094,000
Annual Shareholder Report

Principal Amount		Value
$54,175,000	Interest in $3,025,000,000 joint repurchase agreement 0.22%, dated 1/31/2012 under which Bank of America, N.A. will repurchase securities provided as collateral for $3,025,018,486 on 2/1/2012. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 1/20/2040 and the market value of those underlying securities was $3,115,769,042 (purchased with proceeds from securities lending collateral).	54,175,000
	TOTAL REPURCHASE AGREEMENTS (AT COST)	63,269,000
	TOTAL INVESTMENTS — 106.7% (IDENTIFIED COST $814,446,754)[3]	843,271,005
	OTHER ASSETS AND LIABILITIES - NET — (6.7)%[4]	(53,283,253)
	TOTAL NET ASSETS — 100%	$789,987,752

At January 31, 2012, the Fund had the following outstanding futures contracts:

Description	Number of Contracts	Notional Value	Expiration Date	Unrealized Appreciation/ (Depreciation)
[5] United States Treasury Note 2-Year Long Futures	1,926	$425,164,500	March 2012	$488,825
[5] United States Treasury Bond Ultra Long Short Futures	292	$46,710,875	March 2012	$(787,753)
[5] United States Treasury Note 10-Year Short Futures	100	$13,225,000	March 2012	$(34,675)
NET UNREALIZED DEPRECIATION ON FUTURES CONTRACTS
$(333,603)

Net Unrealized Depreciation on Future Contracts is included in “Other Assets and Liabilities — Net.”

1	Pledged as collateral to ensure the Fund is able to satisfy the obligations of its outstanding futures contracts.
2	All or a portion of these securities are temporarily on loan to unaffiliated broker/dealers.
3	The cost of investments for federal tax purposes amounts to $814,652,200.
4	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
5	Non-income producing security.

Note: The categories of investments are shown as a percentage of total net assets at January 31, 2012.

Annual Shareholder Report

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 — quoted prices in active markets for identical securities, including investment companies with daily net asset values, if applicable.

Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.

Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of January 31, 2012, in valuing the Fund's assets carried at fair value:

Valuation Inputs
	Level 1 — Quoted Prices and Investments in Mutual Funds	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
Debt Securities:
U.S. Treasury	$ —	$404,636,002	$ —	$404,636,002
Government Agencies	—	375,366,003	—	375,366,003
Repurchase Agreements	—	63,269,000	—	63,269,000
TOTAL SECURITIES	$ —	$843,271,005	$ —	$843,271,005
OTHER FINANCIAL INSTRUMENTS*	$(333,603)	$ —	$ —	$(333,603)
*	Other financial instruments include futures contracts.

See Notes which are an integral part of the Financial Statements

Annual Shareholder Report

Financial Highlights – Class R Shares

(For a Share Outstanding Throughout Each Period)

Year Ended January 31	2012	2011	2010	2009	2008
Net Asset Value, Beginning of Period	$11.75	$11.86	$11.96	$11.60	$10.82
Income From Investment Operations:
Net investment income	0.10	0.15	0.22	0.34	0.40
Net realized and unrealized gain on investments and futures contracts	0.41	0.14	0.00[1]	0.36	0.78
TOTAL FROM INVESTMENT OPERATIONS	0.51	0.29	0.22	0.70	1.18
Less Distributions:
Distributions from net investment income	(0.10)	(0.15)	(0.22)	(0.34)	(0.40)
Distributions from net realized gain on investments and futures contracts	(0.47)	(0.25)	(0.10)	—	—
TOTAL DISTRIBUTIONS	(0.57)	(0.40)	(0.32)	(0.34)	(0.40)
Net Asset Value, End of Period	$11.69	$11.75	$11.86	$11.96	$11.60
Total Return[2]	4.40%	2.47%	1.79%	6.16%	11.21%
Ratios to Average Net Assets:
Net expenses	1.27%	1.27%	1.25%	1.24%	1.30%
Net investment income	0.84%	1.24%	1.81%	2.85%	3.66%
Expense waiver/reimbursement[3]	0.03%	0.03%	0.03%	0.05%	0.01%
Supplemental Data:
Net assets, end of period (000 omitted)	$24,890	$23,400	$23,928	$33,489	$11,804
Portfolio turnover	153%	159%	235%	57%	104%
1	Represents less than $0.01.
2	Based on net asset value.
3	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Annual Shareholder Report

Financial Highlights – Institutional Shares

(For a Share Outstanding Throughout Each Period)

Year Ended January 31	2012	2011	2010	2009	2008
Net Asset Value, Beginning of Period	$11.75	$11.86	$11.96	$11.60	$10.82
Income From Investment Operations:
Net investment income	0.18	0.23	0.29	0.43	0.48
Net realized and unrealized gain on investments and futures contracts	0.41	0.14	0.00[1]	0.35	0.78
TOTAL FROM INVESTMENT OPERATIONS	0.59	0.37	0.29	0.78	1.26
Less Distributions:
Distributions from net investment income	(0.18)	(0.23)	(0.29)	(0.42)	(0.48)
Distributions from net realized gain on investments and futures contracts	(0.47)	(0.25)	(0.10)	—	—
TOTAL DISTRIBUTIONS	(0.65)	(0.48)	(0.39)	(0.42)	(0.48)
Net Asset Value, End of Period	$11.69	$11.75	$11.86	$11.96	$11.60
Total Return[2]	5.12%	3.18%	2.47%	6.92%	12.00%
Ratios to Average Net Assets:
Net expenses	0.58%	0.58%	0.58%	0.53%	0.58%
Net investment income	1.54%	1.93%	2.45%	3.64%	4.39%
Expense waiver/reimbursement[3]	0.08%	0.07%	0.05%	0.10%	0.07%
Supplemental Data:
Net assets, end of period (000 omitted)	$628,861	$635,883	$679,536	$788,800	$638,728
Portfolio turnover	153%	159%	235%	57%	104%
1	Represents less than $0.01.
2	Based on net asset value.
3	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Annual Shareholder Report

Financial Highlights – Service Shares

(For a Share Outstanding Throughout Each Period)

Year Ended January 31	2012	2011	2010	2009	2008
Net Asset Value, Beginning of Period	$11.75	$11.86	$11.96	$11.60	$10.82
Income From Investment Operations:
Net investment income	0.15	0.20	0.27	0.39	0.46
Net realized and unrealized gain on investments and futures contracts	0.42	0.14	0.00[1]	0.36	0.78
TOTAL FROM INVESTMENT OPERATIONS	0.57	0.34	0.27	0.75	1.24
Less Distributions:
Distributions from net investment income	(0.16)	(0.20)	(0.27)	(0.39)	(0.46)
Distributions from net realized gain on investments and futures contracts	(0.47)	(0.25)	(0.10)	—	—
TOTAL DISTRIBUTIONS	(0.63)	(0.45)	(0.37)	(0.39)	(0.46)
Net Asset Value, End of Period	$11.69	$11.75	$11.86	$11.96	$11.60
Total Return[2]	4.88%	2.94%	2.25%	6.64%	11.73%
Ratios to Average Net Assets:
Net expenses	0.81%	0.81%	0.81%	0.78%	0.83%
Net investment income	1.29%	1.71%	2.20%	3.38%	4.15%
Expense waiver/reimbursement[3]	0.03%	0.04%	0.08%	0.13%	0.26%
Supplemental Data:
Net assets, end of period (000 omitted)	$136,237	$119,034	$133,165	$114,239	$78,965
Portfolio turnover	153%	159%	235%	57%	104%
1	Represents less than $0.01.
2	Based on net asset value.
3	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Annual Shareholder Report

Statement of Assets and Liabilities

January 31, 2012

Assets:
Total investments in securities, at value including $52,976,213 of securities loaned (identified cost $814,446,754)		$843,271,005
Cash		381
Income receivable		2,543,947
Receivable for shares sold		1,149,687
TOTAL ASSETS		846,965,020
Liabilities:
Payable for shares redeemed	$1,991,866
Payable for daily variation margin	481,490
Payable for collateral due to broker for securities lending	54,175,000
Income distribution payable	69,444
Payable to adviser (Note 5)	3,347
Payable for Directors'/Trustees' fees	557
Payable for distribution services fee (Note 5)	10,035
Payable for shareholder services fee (Note 5)	60,530
Accrued expenses	184,999
TOTAL LIABILITIES		56,977,268
Net assets for 67,558,532 shares outstanding		$789,987,752
Net Assets Consist of:
Paid-in capital		$766,846,611
Net unrealized appreciation of investments and futures contracts		28,490,648
Accumulated net realized loss on investments and futures contracts		(5,269,950)
Distributions in excess of net investment income		(79,557)
TOTAL NET ASSETS		$789,987,752
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Class R Shares:
$24,889,507 ÷ 2,128,471 shares outstanding, no par value, unlimited shares authorized		$11.69
Institutional Shares:
$628,861,406 ÷ 53,779,444 shares outstanding, no par value, unlimited shares authorized		$11.69
Service Shares:
$136,236,839 ÷ 11,650,617 shares outstanding, no par value, unlimited shares authorized		$11.69

See Notes which are an integral part of the Financial Statements

Annual Shareholder Report

Statement of Operations

Year Ended January 31, 2012

Investment Income:
Interest (including income on securities loaned of $82,867)		$15,815,238
Dividends received from an affiliated holding (Note 5)		80
TOTAL INCOME		15,815,318
Expenses:
Investment adviser fee (Note 5)	$2,983,151
Administrative fee (Note 5)	582,330
Custodian fees	33,695
Transfer and dividend disbursing agent fees and expenses (Note 2)	558,234
Directors'/Trustees' fees	8,264
Auditing fees	23,524
Legal fees	6,850
Portfolio accounting fees	130,984
Distribution services fee (Note 5)	116,731
Shareholder services fee (Note 5)	705,379
Account administration fee (Note 2)	46,624
Share registration costs	63,094
Printing and postage	38,654
Insurance premiums	5,741
Miscellaneous	21,523
TOTAL EXPENSES	5,324,778
Annual Shareholder Report

Statement of Operations — continued
Reimbursements and Waivers:
Reimbursement of investment adviser fee (Note 5)	$(708)
Waiver of administrative fee (Note 5)	(14,786)
Waiver of distribution services fee (Note 5)	(5,382)
Reimbursement of shareholder services fee (Note 5)	(464,604)
Reimbursement of account administration fee (Note 2)	(31,080)
Reimbursement of transfer and dividend disbursing agent fees and expenses (Note 2 and Note 5)	(11,727)
TOTAL REIMBURSEMENTS AND WAIVERS		$(528,287)
Net expenses			$4,796,491
Net investment income			11,018,827
Realized and Unrealized Gain on Investments and Futures Contracts:
Net realized gain on investments			21,379,652
Net realized gain on futures contracts			1,101,342
Net change in unrealized appreciation of investments			2,956,545
Net change in unrealized depreciation of futures contracts			211,501
Net realized and unrealized gain on investments and futures contracts			25,649,040
Change in net assets resulting from operations			$36,667,867

See Notes which are an integral part of the Financial Statements

Annual Shareholder Report

Statement of Changes in Net Assets

Year Ended January 31	2012	2011
Increase (Decrease) in Net Assets
Operations:
Net investment income	$11,018,827	$15,632,459
Net realized gain on investments and futures contracts	22,480,994	12,592,686
Net change in unrealized appreciation/depreciation of investments and futures contracts	3,168,046	(3,243,276)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	36,667,867	24,981,869
Distributions to Shareholders:
Distributions from net investment income
Class R Shares	(200,848)	(292,103)
Institutional Shares	(9,446,399)	(13,043,755)
Service Shares	(1,558,573)	(2,230,801)
Distributions from net realized gain on investments and futures contracts
Class R Shares	(942,722)	(498,081)
Institutional Shares	(23,483,252)	(14,365,782)
Service Shares	(5,052,486)	(2,665,613)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(40,684,280)	(33,096,135)
Share Transactions:
Proceeds from sale of shares	309,196,245	323,077,785
Net asset value of shares issued to shareholders in payment of distributions declared	34,352,963	26,737,925
Cost of shares redeemed	(327,861,676)	(400,014,642)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	15,687,532	(50,198,932)
Change in net assets	11,671,119	(58,313,198)
Net Assets:
Beginning of period	778,316,633	836,629,831
End of period (including undistributed (distributions in excess of) net investment income of $(79,557) and $107,436, respectively)	$789,987,752	$778,316,633

See Notes which are an integral part of the Financial Statements

Annual Shareholder Report

Notes to Financial Statements

January 31, 2012

1. ORGANIZATION

Federated U.S. Government Securities Fund: 2-5 Years (the “Fund”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as a diversified, open-end management investment company. The Fund offers three classes of shares: Class R Shares, Institutional Shares and Service Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The Fund's investment objective is to provide current income.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).

Investment Valuation

In calculating its net asset value (NAV), the Fund generally values investments as follows:

  Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Fund's Board of Trustees (the “Trustees”).
  Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium), which approximates market value.
  Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
  Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
  Shares of other mutual funds are valued based upon their reported NAVs.
  For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the purchase price of the security, information obtained by contacting the issuer, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded and public trading in similar securities of the issuer or comparable issuers.

If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.

Fair Valuation and Significant Events Procedures

The Trustees have authorized the use of pricing services to provide evaluations of the current fair value of certain investments for purposes of calculating the NAV. Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and Annual Shareholder Report type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.

The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:

  With respect to price evaluations of fixed-income securities determined before the close of regular trading on the NYSE, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets;
  Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
  Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.

The Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.

Repurchase Agreements

The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.

The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.

Annual Shareholder Report

The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.

Investment Income, Gains and Losses, Expenses and Distributions

Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Positive or negative inflation adjustments on Treasury Inflation-Protected Securities (TIPS) are included in interest income. Distributions of net investment income are declared daily and paid monthly. Non-cash dividends included in dividend income, if any, are recorded at fair value. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that Class R Shares, Institutional Shares and Service Shares may bear distribution services fees, shareholder services fees, account administration fees and certain transfer and dividend disbursing agent fees unique to those classes. For the year ended January 31, 2012, transfer and dividend disbursing agent fees and account administration fees for the Fund were as follows:

	Transfer and Dividend Disbursing Agent Fees Incurred	Transfer and Dividend Disbursing Agent Fees Reimbursed	Account Administration Fees Incurred	Account Administration Fees Reimbursed
Class R Shares	$64,743	$ —	$ —	$ —
Institutional Shares	396,880	(11,727)	34,528	(31,080)
Service Shares	96,611	—	12,096	—
TOTAL	$558,234	$(11,727)	$46,624	$(31,080)

Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Premium and Discount Amortization

All premiums and discounts are amortized/accreted using the effective interest rate method.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the year ended January 31, 2012, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of January 31, 2012, tax years 2009 through 2012 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.

Annual Shareholder Report

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Futures Contracts

The Fund purchases and sells financial futures contracts to manage cash flows, enhance yield and to potentially reduce transaction costs. Upon entering into a financial futures contract with a broker, the Fund is required to deposit in a segregated account a specified amount of cash or U.S. government securities. Futures contracts are valued daily and unrealized gains or losses are recorded in a “variation margin” account. Daily, the Fund receives from or pays to the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with the changes in the value of the underlying securities. There is minimal counterparty risk to the Fund since futures are exchange traded and the exchange's clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

Futures contracts outstanding at period end are listed after the Fund's Portfolio of Investments.

The average notional value of long and short futures contracts held by the Fund throughout the period was $155,364,834 and $131,050,546, respectively. This is based on amounts held as of each month-end throughout the fiscal period.

Securities Lending

The Fund participates in a securities lending program providing for the lending of government securities to qualified brokers. The Fund normally receives cash collateral for securities loaned that is invested in an affiliated money market fund or in short-term securities including repurchase agreements. Collateral is maintained at a minimum level of 100% of the market value of investments loaned, plus interest, if applicable. Earnings on collateral are allocated between the securities lending agent, as a fee for its services under the program, and the Fund, according to agreed-upon rates.

As of January 31, 2012, securities subject to this type of arrangement and related collateral were as follows:

Market Value of Securities Loaned	Market Value of Collateral
$52,976,213	$54,175,000
Annual Shareholder Report

Additional Disclosure Related to Derivative Instruments

Fair Value of Derivative Instruments
Liability
	Statement of Assets and Liabilities Location	Fair Value
Derivatives not accounted for as hedging instruments under ASC Topic 815
Interest rate contracts	Payable for daily variation margin	$333,603*
*	Includes cumulative appreciation/depreciation of futures contracts as reported in the footnotes to the Portfolio of Investments. Only the current day's variation margin is reported within the Statement of Assets and Liabilities.

The Effect of Derivative Instruments on the Statement of Operations for the Year Ended January 31, 2012

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Futures
Interest rate contracts	$1,101,342
Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Futures
Interest rate contracts	$211,501

Other

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

3. SHARES OF BENEFICIAL INTEREST

The following tables summarize share activity:

Year Ended January 31	2012		2011
Class R Shares:	Shares	Amount	Shares	Amount
Shares sold	968,069	$11,479,630	1,084,106	$12,947,552
Shares issued to shareholders in payment of distributions declared	89,474	1,044,971	61,342	724,986
Shares redeemed	(920,749)	(10,896,560)	(1,170,910)	(13,929,442)
NET CHANGE RESULTING FROM CLASS R SHARE TRANSACTIONS	136,794	$1,628,041	(25,462)	$(256,904)
Annual Shareholder Report

Year Ended January 31	2012		2011
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	19,521,882	$231,388,993	21,118,920	$252,441,838
Shares issued to shareholders in payment of distributions declared	2,351,294	27,506,852	1,843,348	21,826,766
Shares redeemed	(22,217,154)	(263,169,311)	(26,120,612)	(310,941,105)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	(343,978)	$(4,273,466)	(3,158,344)	$(36,672,501)
Year Ended January 31	2012		2011
Service Shares:	Shares	Amount	Shares	Amount
Shares sold	5,582,141	$66,327,622	4,829,491	$57,688,395
Shares issued to shareholders in payment of distributions declared	496,350	5,801,140	353,625	4,186,173
Shares redeemed	(4,559,653)	(53,795,805)	(6,277,209)	(75,144,095)
NET CHANGE RESULTING FROM SERVICE SHARE TRANSACTIONS	1,518,838	$18,332,957	(1,094,093)	$(13,269,527)
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	1,311,654	$15,687,532	(4,277,899)	$(50,198,932)

4. FEDERAL TAX INFORMATION

The tax character of distributions as reported on the Statement of Changes in Net Assets for the years ended January 31, 2012 and 2011, was as follows:

	2012	2011
Ordinary income[1]	$15,623,928	$21,990,374
Long-term capital gains	$25,060,352	$11,105,761
1	For tax purposes, short-term capital gain distributions are considered ordinary income distributions.

As of January 31, 2012, the components of distributable earnings on a tax basis were as follows:

Undistributed ordinary income[2]	$2,854,117
Undistributed long-term capital gain	$2,439,472
Net unrealized appreciation	$28,618,805
Capital loss deferrals	$(10,771,253)
2	For tax purposes, short-term capital gains are treated as ordinary income for distribution purposes.

The difference between book-basis and tax-basis net unrealized appreciation/depreciation is attributable in part to differing treatments for the deferral of losses on wash sales and TIPS deflation deferrals.

Annual Shareholder Report

At January 31, 2012, the cost of investments for federal tax purposes was $814,652,200. The net unrealized appreciation of investments for federal tax purposes excluding any unrealized depreciation resulting from futures contracts was $28,618,805. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $28,618,805.

As of January 31, 2012, for federal income tax purposes, the Fund had $10,771,253 in straddle loss deferrals.

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company is the Fund's investment adviser (the “Adviser”). The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.40% of the Fund's average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee. For the year ended January 31, 2012, an affiliate of the Adviser reimbursed $11,727 of transfer and dividend disbursing agent fees and expenses.

Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds as specified below:

Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the year ended January 31, 2012, the net fee paid to FAS was 0.076% of average daily net assets of the Fund. FAS waived $14,786 of its fee.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Class R Shares and Service Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at the following percentages of average daily net assets annually, to compensate FSC:

Share Class Name	Percentage of Average Daily Net Assets of Class
Class R Shares	0.50%
Service Shares	0.05%
Annual Shareholder Report

Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. For the year ended January 31, 2012, distribution services fees for the Fund were as follows:

	Distribution Services Fees Incurred	Distribution Services Fees Waived
Class R Shares	$116,731	$(5,382)

When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the year ended January 31, 2012, FSC did not retain any fees paid by the Fund. For the year ended January 31, 2012, the Fund's Service Shares did not incur a distribution services fee; however it may begin to incur this fee upon approval of the Trustees.

Shareholder Services Fee

The Fund may pay fees (“Service Fees”) up to 0.25% of the average daily net assets of the Fund's Institutional Shares and Service Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for Service Fees. For the year ended January 31, 2012, Service Fees for the Fund were as follows:

	Service Fees Incurred	Service Fees Reimbursed
Institutional Shares	$425,607	$(425,607)
Service Shares	279,772	(38,997)
TOTAL	$705,379	$(464,604)

For the year ended January 31, 2012, FSSC did not receive any fees paid by the Fund.

Expense Limitation

The Adviser and its affiliates (which may include FSC, FAS and FSSC) have voluntarily agreed to waive their fees and/or reimburse expenses so that the total annual fund operating expenses (as shown in the financial highlights) paid by the Fund's Class R Shares, Institutional Shares and Service Shares (after the voluntary waivers and/or reimbursements) will not exceed 1.27%, 0.58% and 0.81% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) April 1, 2013; or (b) the date of the Fund's next effective Prospectus. While the Adviser and its affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.

Interfund Transactions

During the year ended January 31, 2012, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees, and/or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act and amounted to $0 and $10,002,530, respectively.

Annual Shareholder Report

General

Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of the above companies.

6. Investment TRANSACTIONS

Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the year ended January 31, 2012, were as follows:

Purchases	$ —
Sales	$151,074,142

Transactions Involving Affiliated Holdings

Affiliated holdings are mutual funds which are managed by the Adviser or an affiliate of the Adviser. The Adviser has agreed to reimburse the Fund for certain investment adviser fees as a result of transactions in other affiliated mutual funds. For the year ended January 31, 2012, the Adviser reimbursed $708. Transactions involving the affiliated holding during the year ended January 31, 2012, were as follows:

Federated Government Obligations Fund, Institutional Shares
Balance of Shares Held 1/31/2011	26,931,107
Purchases/Additions	42,334,165
Sales/Reductions	69,265,272
Balance of Shares Held 1/31/2012	0
Value	$0
Dividend Income	$80

7. LINE OF CREDIT

The Fund participates in a $100,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate offered to the Fund by PNC Bank at the time of the borrowing. As of January 31, 2012, there were no outstanding loans. During the year ended January 31, 2012, the Fund did not utilize the LOC.

8. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of January 31, 2012, there were no outstanding loans. During the year ended January 31, 2012, the program was not utilized.

Annual Shareholder Report

9. recent accounting pronouncements

In April 2011, the Financial Accounting Standards Board (FASB) released Accounting Standards Update (ASU) No. 2011-03, “Reconsideration of Effective Control for Repurchase Agreements.” This ASU amends FASB Accounting Standards Codification (ASC) Topic 860, “Transfers and Servicing”; specifically the criteria required to determine whether a repurchase agreement and similar agreements should be accounted for as sales of financial assets or secured borrowings with commitments. This ASU is effective for fiscal years and interim periods beginning after December 15, 2011. Management has concluded that the adoption of ASU No. 2011-03 is not expected to have a material impact on the Fund's financial statements and the accompanying notes, net assets or results of operations.

In addition, in May 2011, FASB released ASU No. 2011-04, “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs.” This ASU amends FASB ASC Topic 820, “Fair Value Measurement,” to establish common requirements for measuring fair value and for disclosing information about fair value measurements in accordance with GAAP. This ASU is effective for fiscal years and interim periods beginning after December 15, 2011. Management has concluded that the adoption of ASU No. 2011-04 is not expected to have a material impact on the Fund's financial statements and the accompanying notes.

10. FEDERAL TAX INFORMATION (UNAUDITED)

For the year ended January 31, 2012, the amount of long-term capital gains designated by the Fund was $25,060,352.

Annual Shareholder Report

Report of Independent Registered Public Accounting Firm

TO THE BOARD OF TRUSTEES AND SHAREHOLDERS OF federated U.S. GOVERNMENT SECURITIES FUND: 2-5 YEARS:

We have audited the accompanying statement of assets and liabilities of Federated U.S. Government Securities Fund: 2-5 Years (the “Fund”), including the portfolio of investments, as of January 31, 2012, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of January 31, 2012, by correspondence with the custodian and others. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Federated U.S. Government Securities Fund: 2-5 Years at January 31, 2012, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.

Boston, Massachusetts
March 26, 2012

Annual Shareholder Report

Shareholder Expense Example (unaudited)

As a shareholder of the Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or shareholder services fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from August 1, 2011 to January 31, 2012.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Annual Shareholder Report

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value 8/1/2011	Ending Account Value 1/31/2012	Expenses Paid During Period[1]
Actual:
Class R Shares	$1,000	$1,022.30	$6.47
Institutional Shares	$1,000	$1,025.90	$2.96
Service Shares	$1,000	$1,024.70	$4.13
Hypothetical (assuming a 5% return before expenses):
Class R Shares	$1,000	$1,018.80	$6.46
Institutional Shares	$1,000	$1,022.28	$2.96
Service Shares	$1,000	$1,021.12	$4.13
1	Expenses are equal to the Fund's annualized net expense ratios, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half-year period). The annualized net expense ratios are as follows:
Class R Shares	1.27%
Institutional Shares	0.58%
Service Shares	0.81%
Annual Shareholder Report

Board of Trustees and Trust Officers

The Board of Trustees is responsible for managing the Trust's business affairs and for exercising all the Trust's powers except those reserved for the shareholders. The following tables give information about each Trustee and the senior officers of the Fund. Where required, the tables separately list Trustees who are “interested persons” of the Fund (i.e., “Interested” Trustees) and those who are not (i.e., “Independent” Trustees). Unless otherwise noted, the address of each person listed is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222. The address of all Independent Trustees listed is 4000 Ericsson Drive, Warrendale, PA 15086-7561; Attention: Mutual Fund Board. As of December 31, 2011, the Trust comprised one portfolio(s), and the Federated Fund Family consisted of 43 investment companies (comprising 134 portfolios). Unless otherwise noted, each Officer is elected annually. Unless otherwise noted, each Trustee oversees all portfolios in the Federated Fund Family and serves for an indefinite term. The Fund's Statement of Additional Information includes additional information about Trust Trustees and is available, without charge and upon request, by calling 1-800-341-7400.

Interested Trustees Background

Name Birth Date Positions Held with Fund Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
John F. Donahue* Birth Date: July 28, 1924 Trustee Began serving: December 1981	Principal Occupations: Director or Trustee of the Federated Fund Family; Chairman and Director, Federated Investors, Inc.; Chairman of the Federated Fund Family's Executive Committee.

Previous Positions: Chairman of the Federated Fund Family; Trustee, Federated Investment Management Company; Chairman and Director, Federated Investment Counseling.
J. Christopher Donahue* Birth Date: April 11, 1949 President and Trustee Began serving: October 1999	Principal Occupations: Principal Executive Officer and President of the Federated Fund Family; Director or Trustee of some of the Funds in the Federated Fund Family; President, Chief Executive Officer and Director, Federated Investors, Inc.; Chairman and Trustee, Federated Investment Management Company; Trustee, Federated Investment Counseling; Chairman and Director, Federated Global Investment Management Corp.; Chairman, Federated Equity Management Company of Pennsylvania and Passport Research, Ltd. (investment advisory subsidiary of Federated); Trustee, Federated Shareholder Services Company; Director, Federated Services Company.

Previous Positions: President, Federated Investment Counseling; President and Chief Executive Officer, Federated Investment Management Company, Federated Global Investment Management Corp. and Passport Research, Ltd.

*	Family relationships and reasons for “interested” status: John F. Donahue is the father of J. Christopher Donahue; both are “interested” due to their beneficial ownership of shares of Federated Investors, Inc. and the positions they hold with Federated and its subsidiaries.
Annual Shareholder Report

INDEPENDENT Trustees Background

Name Birth Date Positions Held with Fund Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
Nicholas P. Constantakis, CPA Birth Date: September 3, 1939 Trustee Began serving: October 1999	Principal Occupation: Director or Trustee of the Federated Fund Family.

Other Directorship Held: Director, Chairman of the Audit Committee, and member of the Compensation Committee, Michael Baker Corporation (architecture, engineering and construction services).

Previous Position: Partner, Andersen Worldwide SC.

Qualifications: Public accounting and director experience.
John F. Cunningham Birth Date: March 5, 1943 Trustee Began serving: January 1999	Principal Occupation: Director or Trustee of the Federated Fund Family.

Other Directorships Held: Chairman, President and Chief Executive Officer, Cunningham & Co., Inc. (strategic business consulting); Trustee Associate, Boston College.

Previous Positions: Director, Redgate Communications and EMC Corporation (computer storage systems); Chairman of the Board and Chief Executive Officer, Computer Consoles, Inc.; President and Chief Operating Officer, Wang Laboratories; Director, First National Bank of Boston; Director, Apollo Computer, Inc.

Qualifications: Business management and director experience.
Peter E. Madden Birth Date: March 16, 1942 Trustee Began serving: August 1991	Principal Occupation: Director or Trustee, and Chairman of the Board of Directors or Trustees, of the Federated Fund Family.

Previous Positions: Representative, Commonwealth of Massachusetts General Court; President, Chief Operating Officer and Director, State Street Bank and Trust Company and State Street Corporation (retired); Director, VISA USA and VISA International; Chairman and Director, Massachusetts Bankers Association; Director, Depository Trust Corporation; Director, The Boston Stock Exchange.

Qualifications: Business management, mutual fund services and director experience.
Charles F. Mansfield, Jr. Birth Date: April 10, 1945 Trustee Began serving: January 1999	Principal Occupations: Director or Trustee of the Federated Fund Family; Management Consultant.

Previous Positions: Chief Executive Officer, PBTC International Bank; Partner, Arthur Young & Company (now Ernst & Young LLP); Chief Financial Officer of Retail Banking Sector, Chase Manhattan Bank; Senior Vice President, HSBC Bank USA (formerly Marine Midland Bank); Vice President, Citibank; Assistant Professor of Banking and Finance, Frank G. Zarb School of Business, Hofstra University; Executive Vice President, DVC Group, Inc. (marketing, communications and technology).

Qualifications: Banking, business management, education and director experience.
Annual Shareholder Report

Name Birth Date Positions Held with Fund Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
Thomas M. O'Neill Birth Date: June 14, 1951 Trustee Began serving: October 2006	Principal Occupations: Director or Trustee, Vice Chairman of the Audit Committee of the Federated Fund Family; Sole Proprietor, Navigator Management Company (investment and strategic consulting).

Other Directorships Held: Board of Overseers, Children's Hospital of Boston; Visiting Committee on Athletics, Harvard College; Board of Directors, Medicines for Humanity; Board of Directors, The Golisano Children's Museum of Naples, Florida.

Previous Positions: Chief Executive Officer and President, Managing Director and Chief Investment Officer, Fleet Investment Advisors; President and Chief Executive Officer, Aeltus Investment Management, Inc.; General Partner, Hellman, Jordan Management Co., Boston, MA; Chief Investment Officer, The Putnam Companies, Boston, MA; Credit Analyst and Lending Officer, Fleet Bank; Director and Consultant, EZE Castle Software (investment order management software); Director, Midway Pacific (lumber).

Qualifications: Business management, mutual fund, director and investment experience.
John S. Walsh Birth Date: November 28, 1957 Trustee Began serving: January 1999	Principal Occupations: Director or Trustee, Chairman of the Audit Committee of the Federated Fund Family; President and Director, Heat Wagon, Inc. (manufacturer of construction temporary heaters); President and Director, Manufacturers Products, Inc. (distributor of portable construction heaters); President, Portable Heater Parts, a division of Manufacturers Products, Inc.

Previous Position: Vice President, Walsh & Kelly, Inc.

Qualifications: Business management and director experience.

OFFICERS**

Name Birth Date Positions Held with Fund Date Service Began	Principal Occupation(s) and Previous Position(s)
John W. McGonigle Birth Date: October 26, 1938 EXECUTIVE VICE PRESIDENT AND SECRETARY Began serving: June 1995	Principal Occupations: Executive Vice President and Secretary of the Federated Fund Family; Vice Chairman, Executive Vice President, Secretary and Director, Federated Investors, Inc.

Previous Positions: Trustee, Federated Investment Management Company and Federated Investment Counseling; Director, Federated Global Investment Management Corp., Federated Services Company and Federated Securities Corp.
Annual Shareholder Report

Name Birth Date Positions Held with Fund Date Service Began	Principal Occupation(s) and Previous Position(s)
Richard A. Novak Birth Date: December 25, 1963 Treasurer Began serving: January 2006	Principal Occupations: Principal Financial Officer and Treasurer of the Federated Fund Family; Senior Vice President, Federated Administrative Services; Financial and Operations Principal for Federated Securities Corp., Edgewood Services, Inc. and Southpointe Distribution Services, Inc.

Previous Positions: Controller of Federated Investors, Inc.; Vice President, Finance of Federated Services Company; held various financial management positions within The Mercy Hospital of Pittsburgh; Auditor, Arthur Andersen & Co.
Richard B. Fisher Birth Date: May 17, 1923 Vice President Began serving: December 1981	Principal Occupations: Vice Chairman or Vice President of some of the Funds in the Federated Fund Family; Vice Chairman, Federated Investors, Inc.; Chairman, Federated Securities Corp.

Previous Positions: President and Director or Trustee of some of the Funds in the Federated Fund Family; Executive Vice President, Federated Investors, Inc.; Director and Chief Executive Officer, Federated Securities Corp.
Brian P. Bouda Birth Date: February 28, 1947 CHIEF COMPLIANCE OFFICER AND SENIOR VICE PRESIDENT Began serving: August 2004	Principal Occupations: Senior Vice President and Chief Compliance Officer of the Federated Fund Family; Vice President and Chief Compliance Officer of Federated Investors, Inc. and Chief Compliance Officer of its subsidiaries. Mr. Bouda joined Federated in 1999 and is a member of the American Bar Association and the State Bar Association of Wisconsin.
Robert J. Ostrowski Birth Date: April 26, 1963 Chief Investment Officer Began serving: May 2004	Principal Occupations: Robert J. Ostrowski joined Federated in 1987 as an Investment Analyst and became a Portfolio Manager in 1990. He was named Chief Investment Officer of taxable fixed-income products in 2004 and also serves as a Senior Portfolio Manager. He has been a Senior Vice President of the Fund's Adviser since 1997. Mr. Ostrowski has received the Chartered Financial Analyst designation. He received his M.S. in Industrial Administration from Carnegie Mellon University.
Donald T. Ellenberger Birth Date: July 24, 1958 VICE PRESIDENT Began serving: August 2005	Principal Occupations: Donald T. Ellenberger has been the Fund's Portfolio Manager since June 2005. He is Vice President of the Fund. He joined Federated in 1996 as a Portfolio Manager and a Vice President of a Federated advisory subsidiary. He became a Senior Vice President of the Fund's Adviser in January 2005 and served as a Vice President of the Fund's Adviser from 1997 through 2004. From 1986 to 1996, he served as a Trader/Portfolio Manager for Mellon Bank, N.A. Mr. Ellenberger received his M.B.A. in Finance from Stanford University.

Annual Shareholder Report

Evaluation and Approval of Advisory Contract – May 2011

federated u.s. government SECURITIES fund: 2-5 years (the “Fund”)

The Fund's Board reviewed the Fund's investment advisory contract at meetings held in May 2011. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.

In this connection, the Federated Funds' Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below (the “Evaluation”). The Board considered that Evaluation, along with other information, in deciding to approve the advisory contract.

During its review of the contract, the Board considered compensation and benefits received by the Adviser. This included the fees received for services provided to the Fund by other entities in the Federated organization and research services (if any) received by the Adviser from brokers that execute Federated fund trades, as well as advisory fees. The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize “economies of scale” as a fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with a fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts the Board deems relevant bearing on the Adviser's services and fees. The Board further considered management fees (including any components thereof) charged to institutional and other clients of the Adviser for what might be viewed as like services, and the cost to the Adviser and its affiliates of supplying services pursuant to the management fee agreements, excluding any intra-corporate profit and profit margins of the Adviser and its affiliates for supplying such services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.

Annual Shareholder Report

The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, the Board has requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's Evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional information in connection with the particular meeting at which the Board's formal review of the advisory contract occurred. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's Evaluation, accompanying data and additional information covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.

With respect to the Fund's performance and expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be relevant, given the high degree of competition in the mutual fund business. The Board focused on comparisons with other similar Annual Shareholder Report mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. The Fund's ability to deliver competitive performance when compared to its peer group was a useful indicator of how the Adviser is executing the Fund's investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract. In this regard, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes; different associated costs; different portfolio management techniques made necessary by different cash flows; and portfolio manager time spent in review of securities pricing. The Senior Officer did not consider these fee schedules to be determinative in judging the appropriateness of mutual fund advisory contracts.

The Senior Officer reviewed information compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups are relevant in judging the reasonableness of proposed fees.

For the one-year, three-year and five-year periods covered by the Evaluation, the Fund's performance was above the median of the relevant peer group.

The Board also received financial information about Federated, including information regarding the compensation and benefits Federated derived from its relationships with the Federated funds. This information covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The information also detailed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate. Moreover, the Board receives regular reporting as to the institution or elimination of these voluntary waivers. Federated furnished information, requested by the Senior Officer, that reported revenues on a fund-by-fund basis Annual Shareholder Report and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, although they may apply consistent allocation processes, the inherent difficulties in allocating costs (and the unavoidable arbitrary aspects of that exercise) and the lack of consensus on how to allocate those costs may render such allocation information unreliable. The allocation information was considered in the analysis by the Board but was determined to be of limited use.

The Board and the Senior Officer also reviewed information compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer noted the limited availability of such information, but nonetheless concluded that Federated's profit margins did not appear to be excessive and the Board agreed.

The Senior Officer's Evaluation also discussed the notion of possible realization of “economies of scale” as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated funds, such as personnel and processes for the portfolio management, compliance, internal audit, and risk management functions; and systems technology; and that the benefits of these efforts (as well as any economies, should they exist) were likely to be enjoyed by the fund complex as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's Evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as the fund attains a certain size. The Senior Officer did not recommend institution of breakpoints in pricing Federated's fund advisory services at this time.

It was noted in the materials for the Board meeting that for the period covered by the Evaluation, the Fund's investment advisory fee, after waivers and expense reimbursements, if any, was above the median of the relevant peer group. The Board reviewed the fees and other expenses of the Fund with the Adviser and was satisfied that the overall expense structure of the Fund remained competitive. The Board will continue to monitor advisory fees and other expenses borne by the Fund.

The Senior Officer noted that, considering the totality of the circumstances, and all of the factors referenced within his Evaluation, he had concluded that, subject to comments and recommendations made within his Evaluation, his observations and the information accompanying the Evaluation supported a finding by the Board that the management fees for each of the funds are reasonable and that Federated appeared to provide appropriate administrative services to the Fund for the fees paid. Under these circumstances, no changes were recommended to, and no objection was raised to, the continuation of the Fund's advisory contract. The Board concluded that the nature, quality and scope of services provided the Fund by the Adviser and its affiliates were satisfactory.

Annual Shareholder Report

In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund.

The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.

Annual Shareholder Report

Voting Proxies on Fund Portfolio Securities

A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available from Federated's website at FederatedInvestors.com. To access this information from the home page, select “All” under “Asset Classes.” Select a fund name and share class, if applicable, to go to the Fund Overview page. On the Fund Overview page, select the “Documents” tab. At the bottom of that page, select “Proxy Voting Record Report (Form N-PX).” Form N-PX filings are also available at the SEC's website at www.sec.gov.

Quarterly Portfolio Schedule

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the “Products” section of Federated's website at FederatedInvestors.com. From the home page, select “All” under “Asset Classes.” Select a fund name and share class, if applicable, to go to the Fund Overview page. On the Fund Overview page, select the “Documents” tab. At the bottom of that page, select “Form N-Q.”

Annual Shareholder Report

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

Federated U.S. Government Securities Fund: 2-5 Years
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000

Contact us at FederatedInvestors.com
or call 1-800-341-7400.

Federated Securities Corp., Distributor

CUSIP 31428P301
CUSIP 31428P103
CUSIP 31428P202

30063 (3/12)

Federated is a registered trademark of Federated Investors, Inc.
2012  © Federated Investors, Inc.

Item 2. Code of Ethics

(a) As of the end of the period covered by this report, the registrant has adopted a code of ethics (the "Section 406 Standards for Investment Companies - Ethical Standards for Principal Executive and Financial Officers") that applies to the registrant's Principal Executive Officer and Principal Financial Officer; the registrant's Principal Financial Officer also serves as the Principal Accounting Officer.

(c) Not Applicable

(d) Not Applicable

(e) Not Applicable

(f)(3) The registrant hereby undertakes to provide any person, without charge, upon request, a copy of the code of ethics. To request a copy of the code of ethics, contact the registrant at 1-800-341-7400, and ask for a copy of the Section 406 Standards for Investment Companies - Ethical Standards for Principal Executive and Financial Officers.

Item 3. Audit Committee Financial Expert

The registrant's Board has determined that each of the following members of the Board's Audit Committee is an “audit committee financial expert,” and is "independent," for purposes of this Item:   Nicholas P. Constantakis, Charles F. Mansfield, Jr., Thomas M. O'Neill and John S. Walsh.

Item 4. Principal Accountant Fees and Services

(a) Audit Fees billed to the registrant for the two most recent fiscal years:

Fiscal year ended 2012 - $24,450

Fiscal year ended 2011 - $23,500

(b) Audit-Related Fees billed to the registrant for the two most recent fiscal years:

Fiscal year ended 2012 - $0

Fiscal year ended 2011 - $24

Travel to Audit Committee Meeting.

Amount requiring approval of the registrant’s audit committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, $0 and $0 respectively.

(c) Tax Fees billed to the registrant for the two most recent fiscal years:

Fiscal year ended 2012 - $0

Fiscal year ended 2011 - $0

Amount requiring approval of the registrant’s audit committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, $0 and $0 respectively.

(d) All Other Fees billed to the registrant for the two most recent fiscal years:

Fiscal year ended 2012 - $0

Fiscal year ended 2011 - $0

Amount requiring approval of the registrant’s audit committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, $0 and $0 respectively.

(e)(1) Audit Committee Policies regarding Pre-approval of Services.

The Audit Committee is required to pre-approve audit and non-audit services performed by the independent auditor in order to assure that the provision of such services do not impair the auditor’s independence. Unless a type of service to be provided by the independent auditor has received general pre-approval, it will require specific pre-approval by the Audit Committee. Any proposed services exceeding pre-approved cost levels will require specific pre-approval by the Audit Committee.

Certain services have the general pre-approval of the Audit Committee. The term of the general pre-approval is 12 months from the date of pre-approval, unless the Audit Committee specifically provides for a different period. The Audit Committee will annually review the services that may be provided by the independent auditor without obtaining specific pre-approval from the Audit Committee and may grant general pre-approval for such services. The Audit Committee will revise the list of general pre-approved services from time to time, based on subsequent determinations. The Audit Committee will not delegate its responsibilities to pre-approve services performed by the independent auditor to management.

The Audit Committee has delegated pre-approval authority to its Chairman. The Chairman will report any pre-approval decisions to the Audit Committee at its next scheduled meeting. The Committee will designate another member with such pre-approval authority when the Chairman is unavailable.

AUDIT SERVICES

The annual Audit services engagement terms and fees will be subject to the specific pre-approval of the Audit Committee. The Audit Committee must approve any changes in terms, conditions and fees resulting from changes in audit scope, registered investment company (RIC) structure or other matters.

In addition to the annual Audit services engagement specifically approved by the Audit Committee, the Audit Committee may grant general pre-approval for other Audit Services, which are those services that only the independent auditor reasonably can provide. The Audit Committee has pre-approved certain Audit services, all other Audit services must be specifically pre-approved by the Audit Committee.

AUDIT-RELATED SERVICES

Audit-related services are assurance and related services that are reasonably related to the performance of the audit or review of the Company’s financial statements or that are traditionally performed by the independent auditor. The Audit Committee believes that the provision of Audit-related services does not impair the independence of the auditor, and has pre-approved certain Audit-related services, all other Audit-related services must be specifically pre-approved by the Audit Committee.

TAX SERVICES

The Audit Committee believes that the independent auditor can provide Tax services to the Company such as tax compliance, tax planning and tax advice without impairing the auditor’s independence. However, the Audit Committee will not permit the retention of the independent auditor in connection with a transaction initially recommended by the independent auditor, the purpose of which may be tax avoidance and the tax treatment of which may not be supported in the Internal Revenue Code and related regulations. The Audit Committee has pre-approved certain Tax services, all Tax services involving large and complex transactions must be specifically pre-approved by the Audit Committee.

ALL OTHER SERVICES

With respect to the provision of services other than audit, review or attest services the pre-approval requirement is waived if:

(1) The aggregate amount of all such services provided constitutes no more than five percent of the total amount of revenues paid by the registrant, the registrant’s adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant to its accountant during the fiscal year in which the services are provided;

(2) Such services were not recognized by the registrant, the registrant’s adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant at the time of the engagement to be non-audit services; and

(3) Such services are promptly brought to the attention of the Audit Committee of the issuer and approved prior to the completion of the audit by the Audit Committee or by one or more members of the Audit Committee who are members of the board of directors to whom authority to grant such approvals has been delegated by the Audit Committee.

The Audit Committee may grant general pre-approval to those permissible non-audit services classified as All Other services that it believes are routine and recurring services, and would not impair the independence of the auditor.

The SEC’s rules and relevant guidance should be consulted to determine the precise definitions of prohibited non-audit services and the applicability of exceptions to certain of the prohibitions.

PRE-APPROVAL FEE LEVELS

Pre-approval fee levels for all services to be provided by the independent auditor will be established annually by the Audit Committee. Any proposed services exceeding these levels will require specific pre-approval by the Audit Committee.

PROCEDURES

Requests or applications to provide services that require specific approval by the Audit Committee will be submitted to the Audit Committee by both the independent auditor and the Principal Accounting Officer and/or Internal Auditor, and must include a joint statement as to whether, in their view, the request or application is consistent with the SEC’s rules on auditor independence.

(e)(2) Percentage of services identified in items 4(b) through 4(d) that were approved by the registrants audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X:

4(b)

Fiscal year ended 2012 – 0%

Fiscal year ended 2011 - 0%

Percentage of services provided to the registrants investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were approved by the registrants audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X, 0% and 0% respectively.

4(c)

Fiscal year ended 2012 – 0%

Fiscal year ended 2011 – 0%

Percentage of services provided to the registrants investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were approved by the registrants audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X, 0% and 0% respectively.

4(d)

Fiscal year ended 2012 – 0%

Fiscal year ended 2011 – 0%

Percentage of services provided to the registrants investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were approved by the registrants audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X, 0% and 0% respectively.

(f) NA

(g) Non-Audit Fees billed to the registrant, the registrant’s investment adviser, and certain entities controlling, controlled by or under common control with the investment adviser:

Fiscal year ended 2012 - $474,486

Fiscal year ended 2011 - $374,048

(h) The registrant’s Audit Committee has considered that the provision of non-audit services that were rendered to the registrant’s adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

Item 5. Audit Committee of Listed Registrants

Not Applicable

Item 6. Schedule of Investments

(a) The registrant’s Schedule of Investments is included as part of the Report to Stockholders filed under Item 1 of this form.

(b) Not Applicable; Fund had no divestments during the reporting period covered since the previous Form N-CSR filing.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not Applicable

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not Applicable

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not Applicable

Item 10. Submission of Matters to a Vote of Security Holders

Not Applicable

Item 11. Controls and Procedures

(a) The registrant’s President and Treasurer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-CSR.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a)(1) Code of Ethics- Not Applicable to this Annual Report.

(a)(2) Certifications of Principal Executive Officer and Principal Financial Officer.

(a)(3) Not Applicable.

(b) Certifications pursuant to 18 U.S.C. Section 1350.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Federated U.S. Government Securities Fund: 2-5 Years

By /S/ Richard A. Novak

Richard A. Novak, Principal Financial Officer

Date March 21, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /S/ J. Christopher Donahue

J. Christopher Donahue, Principal Executive Officer

Date March 21, 2012

By /S/ Richard A. Novak

Richard A. Novak, Principal Financial Officer

Date March 21, 2012